Summary of significant accounting policies- Others (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Treasury shares
Number of ordinary shares included in treasury shares account	143,363,408	146,780,688
Statutory reserves
Percentage of after-tax profit from subsidiaries incorporated in the PRC required to be appropriated to the statutory reserves	10.00%
Limit of statutory reserve fund as a percentage of registered capital, after which allocations to statutory reserve fund are no longer required	50.00%
Appropriation to the enterprise expansion fund and staff welfare and bonus fund	¥ 0	¥ 0	¥ 0
PRC
Statutory reserves
Appropriation to statutory reserves	¥ 1,247	¥ 1,032	¥ 690
Minimum
Derivatives and hedging
Ratio determining effective hedging relationship	80.00%
Maximum
Derivatives and hedging
Ratio determining effective hedging relationship	125.00%